Schedule V Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS
(in millions)

Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
2011
Allowance on income taxes	$3.9	$--	$5.4	$0.7	$8.6
Valuation allowance for mortgage loans	6.2	9.5	--	3.9	11.8

2010
Allowance on income taxes	$3.5	$--	$3.2	$2.8	$3.9
Valuation allowance for mortgage loans	5.8	7.4	--	7.0	6.2

2009
Allowance on income taxes	$7.9	$--	$--	$4.4	$3.5
Valuation allowance for mortgage loans	0.5	8.4	--	3.1	5.8